STOCK OPTION RESERVE DISCLOSURE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Weighted average exercise price of the outstanding stock options	$ 0.15
Weighted average remaining life of the outstanding stock options	3 years 7 months 17 days	3 years 3 months
2013 Option Plan - Oct 11, 2016
Stock options approved and issued		1,267,194
Stock options exercise price		$ 0.15
Value of options vested	$ 51,168
2013 Option Plan - Dec 19, 2016
Stock options approved and issued		2,300,000
Stock options exercise price		$ 0.15
Value of options vested	$ 96,774	$ 62,988